CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenue	$ 12,367	$ 3,549	$ 242
Cost of revenue	3,344	2,509	201
Gross profit	9,023	1,040	41
Operating expenses:
Research and development expenses, net	15,074	12,275	9,442
Marketing and business development expenses	838	962	684
General and administrative expenses	5,448	4,846	3,457
Total operating expenses	21,360	18,083	13,583
Operating loss	(12,337)	(17,043)	(13,542)
Financial income (loss), net	1,758	3,460	(86)
Equity loss	(155)
Loss before tax expenses	(10,734)	(13,583)	(13,628)
Income taxes	(360)	(500)
Net loss	(11,094)	(14,083)	(13,628)
Basic net loss per share	$ (0.23)	$ (0.36)	$ (0.38)
Diluted net loss per share	$ (0.26)	$ (0.36)	$ (0.38)
Other comprehensive loss:
Unrealized gain (loss) arising during the period on the investment in Evogene	(1,202)	2,972	1,103
Realized gain arising during the period on the investment in Evogene	(2,345)	(3,711)
Unrealized gain arising during the period from foreign currency derivative contracts	141
Total comprehensive loss	$ (14,500)	$ (14,822)	$ (12,525)
Weighted average number of ordinary shares used in computing basic net loss per share	47,808,855	38,869,438	35,844,496
Weighted average number of ordinary shares used in computing diluted net loss per share	48,387,063	38,869,438	36,249,262